Equity	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Equity
Equity
a) Share capital and share premium
2018
At December 31, 2018, Telefónica, S.A.´s share capital amounted to 5,192,131,686 euros and consisted of 5,192,131,686 fully paid ordinary shares of a single series, par value of 1 euro, all recorded by the book-entry system and traded on the Spanish electronic trading system (“Continuous Market”), where they form part of the “Ibex 35” Index, on the four Spanish Stock Exchanges (Madrid, Barcelona, Valencia and Bilbao) and listed on the London and Buenos Aires Stock Exchanges, and on the New York and Lima Stock Exchanges, through American Depositary Shares (‘ADSs’).
2017
On September 20, 2017, the public deed evidencing the conversion of bonds, share capital increase and amortization of bonds was registered, whereby issuing 154,326,696 new ordinary shares of a nominal value of 1 euro each within the framework of the conversion of the bonds mandatorily convertible into shares of Telefónica, S.A. that were issued by its wholly owned subsidiary, Telefónica Participaciones, S.A.U., on September 24, 2014, guaranteed by Telefónica, S.A. As a result of the aforementioned conversion and the referred capital increase, the share capital of Telefónica, S.A. was set at 5,192,131,686 euros, divided into 5,192,131,686 ordinary shares of the same class and series, with a nominal value of 1 euro each.
At December 31, 2017, Telefónica, S.A.´s share capital amounted to 5,192,131,686 euros and comprised 5,192,131,686 fully paid ordinary shares of a single series, par value of 1 euro.

Authorizations by Shareholders’ Meeting

With respect to share capital-related authorizations, on June 12, 2015, authorization was given at the Annual Shareholders’ Meeting of Telefónica, S.A. for the Board of Directors, at its discretion and in accordance with the Company’s needs, to increase the Company’s capital, once or several times, within a maximum five years period from that date, up to a maximum nominal increase of 2,469,208,757 euros, equivalent to half of Telefónica, S.A.’s share capital at that date, by issuing and placing new shares, with or without a share premium, and, in all cases, in exchange for cash, expressly considering the possibility that the new shares may not be fully subscribed. The Board of Directors was also empowered to exclude, partially or fully, pre-emptive subscription rights under the terms of article 506 of the Spanish Corporate Enterprises Act. However, the power to exclude pre-emptive rights is limited to 20% of the Company’s share capital on the date of adoption of this resolution. Pursuant to the aforementioned authorizations, as of December 31, 2018, the Board of Directors may increase the share capital up to the maximum nominal amount of 2,469,208,757 euros.
In addition, at the June 9, 2017 Shareholders’ Meeting of Telefónica, S.A., authorization was given for the Board of Directors to issue debentures, bonds, promissory notes and other fixed-income securities and hybrid instruments, including preferred shares, in all cases be they simple, tradable, and/or convertible and/or granting the holders thereof a share in the earnings of the company, as well as warrants, with the power to exclude the pre-emptive rights of shareholders. The issuance of the aforementioned securities may be conducted at one or several times, at any time, within a maximum five-year period from that date. These securities may be in the form of debentures, bonds, promissory notes or any other kind of fixed-income security, or debt instruments of similar category or hybrid instruments in any legally admitted form (including yet not restricted to preferred shares), plain or, in the case of debentures, bonds and hybrid instruments convertible into shares of the Company and/or exchangeable for shares of any of the Group companies, or any other company and/or giving the holders thereof a share in the earnings of the Company. This delegation also includes warrants or other similar securities that might give the right to directly or indirectly subscribe or acquire shares, whether newly issued or outstanding, and which may be paid for by physical delivery or by offset. The aggregated amount of the issuance(s) of securities approved under this delegation of powers may not exceed the sum of 25,000 million euros or the equivalent in another currency at any time. For promissory notes, the outstanding balance of promissory notes issued under this authorization will be calculated for the purpose of the aforementioned limit. Likewise, for the sake of the aforementioned limit, in the case of warrants, the sum of the premiums and exercise prices of the warrants for each issuance approved under this delegation shall be taken into account.
Furthermore, on June 8, 2018, shareholders voted to authorize the acquisition by the Board of Directors of Telefónica, S.A. treasury shares, up to the limits and pursuant to the terms and conditions established at the Shareholders’ Meeting, within a maximum five-year period from that date. However, it specified that in no circumstances could the par value of the shares acquired, added to that of the treasury shares already held by Telefónica, S.A. and by any of its controlled subsidiaries, exceed the maximum legal percentage at any time (currently 10% of Telefónica, S.A.’s share capital).
b) Dividends
Dividends distribution in 2018
Approval was given at the General Shareholders' Meeting of June 8, 2018 to pay a gross dividend of 0.40 for each company share issued, in circulation and carrying entitlement to this distribution against unrestricted reserves, payable in two tranches. The first payment of a gross amount of 0.20 in cash per share was made on June 15, 2018 amounting to 1,025 million euros and the second payment of a gross amount of 0.20 in cash per share was made on December 20, 2018 amounting to 1,026 million euros.
Dividends distribution in 2017
Approval was given at the General Shareholders' Meeting of June 9, 2017 to pay a gross dividend of 0.40 for each company share issued, in circulation and carrying entitlement to this distribution against unrestricted reserves, payable in two tranches. The first payment of a gross amount of 0.20 in cash per share was made on June 16, 2017 amounting to 994 million euros and the second payment of a gross amount of 0.20 in cash per share was made on December 14, 2017 amounting to 1,025 million euros.
Dividends distribution in 2016 and capital increase
Approval was given at the General Shareholders' Meeting of May 12, 2016 to pay a dividend with a charge to unrestricted reserves of a fixed gross 0.40 euros per outstanding share carrying dividend rights. The dividend was paid in full on May 19, 2016 and the total amount paid was 1,906 million euros.
On November 11, 2016 the Executive Commission of Telefónica, S.A.’s Board of Directors approved to pay a scrip dividend amounting to approximately 0.35 euros per share, consisting of the assignment of free allotment rights with an irrevocable purchase commitment by the Company, and a subsequent capital increase with a charge to reserves by such amount as may be determined pursuant to the terms and conditions of the resolution, by means of the issue of new ordinary shares having a par value of one euro, to fulfill said allotments. The payment was made on December 7, 2016 with an impact in equity amounting to 500 million euros.
Additionally, the shareholders of 70.01% of the free-of-charge allotment rights were entitled, therefore, to receive new shares of Telefónica, S.A. Thus, the final number of shares issued in the capital increase was 137,233,781 shares with a nominal value of 1 euro each.
Proposed distribution of profit attributable to equity holders of the parent
Telefónica, S.A. generated 3,014 million euros of profit in 2018.
The Company’s Board of Directors will submit the following proposed distribution of 2018 profit for approval at the Shareholders’ Meeting:

Millions of euros
Legal reserve	—
Other reserves	3,014
Total	3,014

c) Other equity instruments
Undated deeply subordinated securities
Unless specified otherwise, undated deeply subordinated securities were issued by Telefónica Europe, B.V.
The characteristic of undated deeply subordinated securities are as follows (millions of euros):

Issue date	Annual Fix	Variable	Exercisable by issuer	12/31/2017	Tender Offer	Amount repurchased	Redemption	12/31/2018
03/22/18	3%	from 12/04/23 rate SWAP + spread incremental	2023	—	—	—	—	1,250
	3.875%	from 09/22/26 rate SWAP + spread incremental	2026	—	—	—	—	1,000
12/07/17	2.625%	from 06/07/23 rate SWAP + spread incremental	2023	1,000	—	—	—	1,000
09/15/16	3.750%	from 03/15/22 rate SWAP + spread incremental	2022	1,000	—	—	—	1,000
03/30/15(*)	8.50%	from 03/30/20 rate SWAP + spread incremental	2020	452	—	—	—	452
12/04/14	4.20%	from 12/04/19 rate SWAP + spread incremental	2019	850	850	(145)	—	705
03/31/14	5%	from 03/31/20 rate SWAP + spread incremental	2020	750	750	(158)	—	592
	5.875%	from 03/31/24 rate SWAP + spread incremental	2024	1,000	1,000	—	—	1,000
11/26/2013(**)	6.75%	from 11/26/20 rate SWAP + spread incremental	2020	716	716	(511)	—	205
09/18/13	6.5%	from 09/18/18 rate SWAP + spread incremental	2018	1,125	1,125	(652)	(473)	—
	7.625%	from 09/18/21 rate SWAP + spread incremental	2021	625	625	(333)	—	292
				7,518				7,496
(*) Issued by Colombia Telecomunicaciones, S.A. ESP (500 million U.S. dollars)
(**) Tender offer over 600 million pounds of undated deeply subordinated securities of which 428 million pounds were accepted (equivalent to 511 million euros at the rate of exchange at the date of the issuance).

In all issuances of undated deeply subordinated securities, the issuer has an option to defer the payment of coupons and holders of such securities cannot call for payment.
As the repayment of principal and the payment of coupons depend solely on Telefónica’s decision, these undated deeply subordinated securities are equity instruments and are presented under “Other equity instruments” in the accompanying consolidated statement of changes in equity.
In March 2018, Telefónica Europe, B.V. executed an operation to proactively manage its hybrid capital composed of: a) two new emissions per aggregate amount of 2,250 million euros; and b) a tender offer on a basket of hybrids in euros and pounds with early amortization dates between September 2018 and March 2024. The issuer accepted the purchase in cash and immediately thereafter these were amortized in advance. The operations of new issuance and repurchase were liquidated with dates March 22, 2018 and March 23, 2018, respectively.
On September 18, 2018, Telefónica Europe, B.V. exercised the issue call option of 1,125 million euros of undated deeply subordinated securities issued on September 18, 2013 with the subordinated guarantee of Telefónica. Through the exercise of this option, the company proceeded to repurchase, at par, and amortize all of the outstanding securities at the date of this issuance, in an aggregate principal amount of 473 million euros.

In 2018, the payment of the coupons related to the undated deeply subordinated securities, in an aggregate amount, net of tax effects, of 392 million euros (263 million and 255 million euros in 2017 and 2016, respectively), was recorded as “Retained earnings” in the consolidated statements of changes in equity. In 2018, the coupons related to the undated deeply subordinated securities has been impacted by the premium of the tender offer amounting to 139 million euros, net of tax effects.
Notes mandatorily convertible into shares of Telefónica, S.A.
On September 24, 2014, Telefónica Participaciones, S.A.U. issued 1,500 million euros of notes mandatorily convertible into new and/or existing shares of Telefónica, S.A. at a nominal fixed interest rate of 4.9%, due on September 25, 2017, guaranteed by Telefónica, S.A. At maturity of the notes, Telefónica, S.A. delivered a total of 154,341,669 shares of Telefónica, S.A. on behalf of Telefónica Participaciones, S.A.U. at a conversion price of 9.7174 euros per share (minimum conversion price after the standard adjustments included in the terms of the notes). To meet the conversion of the notes, Telefónica, S.A. issued 154,326,696 new shares in execution of a capital increase and delivered 14,973 treasury shares.
These mandatorily convertible notes were compound instruments split into two components, namely a debt component amounting to 215 million euros, corresponding to the present value of the coupons; and an equity component for the remaining amount, since the issuer opted to convert the treasury shares at a fixed ratio, as included in the heading “other equity instruments”. The third coupon was paid in 2017 and amounted to 74 million euros (74 million euros in 2016).
d) Legal reserve
According to the consolidated text of the Spanish Corporate Enterprises Act, companies must transfer 10% of profit for the year to a legal reserve until this reserve reaches at least 20% of share capital. The legal reserve can be used to increase capital by the amount exceeding 10% of the increased share capital amount. Except for this purpose, until the legal reserve exceeds the limit of 20% of share capital, it can only be used to offset losses, if there are no other reserves available. At December 31, 2017, after the capital increase carried forward in 2017, the Company needed to increase the legal reserve by an additional 51 million euros, until the legal reserve was fully constituted. The proposed distribution of 2017 profit included a corresponding allocation of 51 million euros. At December 31, 2018 the Company had duly set aside 1,038 million euros to comply with legal reserve requirements.
e) Retained earnings
These reserves include undistributed profits of companies constituting the consolidated Group less interim dividends paid against profit for the year, actuarial gains and losses, the impact of the asset ceiling on defined benefit plans and the payment of coupons related to subordinated securities, if applicable.
In addition, these reserves include equity effects derived from the restatement for inflation of the financial statements of the Group companies operating in Venezuela and Argentina, and the translation differences generated upon translating their respective financial statements into euros using the exchange rate at the end of the period (see Note 2).
These reserves also include revaluation reserves and the reserve for canceled share capital. These reserves are regulated by some restrictions for their distribution.
Revaluation reserves
The balance of “Revaluation reserves” arose as a result of the revaluation made pursuant to Spanish Royal Decree-Law 7/1996 of June 7, and may be used, free of tax, to offset any losses incurred in the future and to increase capital. It may also be allocated to unrestricted reserves, provided that the capital gain has been realized.
The capital gain will be deemed to have been realized in respect of the portion on which the depreciation was recorded for accounting purposes or when the revalued assets were transferred or recognized. In this respect, 6 million euros were reclassified to “Retained earnings” in 2018 (6 million euros in 2017 and 8 million euros in 2016), corresponding to revaluation reserves subsequently considered to be unrestricted. At December 31, 2018, this reserve amounted to 72 million euros (78 million euros at December 31, 2017).
Reserve for canceled share capital
In accordance with Section 335.c) of the Spanish Corporate Enterprises Act and to render null and void the right of opposition provided for in Section 334 of the same Act, whenever the Company decreases capital, should record a reserve for canceled share capital for an amount equal to the par value of the canceled shares, which can only be used upon satisfaction of the same requirements as those applicable to the reduction of share capital. In 2018 and 2017, no amount was recorded in this account. In 2016, the reserve for canceled share capital amounted to 75 million euros, the same amount as the capital reduction made in the year. The cumulative amount at December 31, 2018 and 2017 was 731 million euros each, respectively.
f) Translation differences
The breakdown of the accumulated contribution of translation differences attributable to equity holders of the parent at December 31 is as follows:

Millions of euros	2018	2017	2016
Brazilian real	(10,603)	(8,710)	(5,999)
Pound sterling	(3,266)	(3,223)	(2,918)
Other currencies	(882)	(3,921)	(2,658)
Total Group	(14,751)	(15,854)	(11,575)

Translation differences for 2017 and 2016 have been revised due to the change in the presentation policy for hyperinflation effects in equity, which affects the translation differences accumulated in each of the periods of the subsidiaries in Venezuela (see Note 2).
g) Adjustment on initial application of new reporting standards IFRS 9 and IFRS 15
The initial application of new reporting standards IFRS 9 Financial instruments and IFRS 15 Revenue from contracts with customers (see Note 2), effective as of January 1, 2018, had a net impact on total equity amounting to -165 million euros and 743 million euros, respectively, with the following detail:

Millions of euros	IFRS 9	IFRS 15	Total
Gross impact on equity	(221)	1,006	785
Tax effect	56	(263)	(207)
Impact on equity	(165)	743	578
Attributable to equity holders	(142)	654	512
Attributable to non-controlling interest	(23)	89	66

The amount reclassified to other comprehensive income from retained earnings, related to impairment losses of previous years, was included in the adjustment on initial application (see Note 14).
h) Treasury share instruments
Telefónica, S.A. held the following treasury shares at December 31, 2018, 2017 and 2016:

		Euros per share
	Number of shares	Acquisition price	Trading price	Market value(*)%
Treasury shares at 12/31/18	65,496,120	10.48	7.34	481	1.26145%
Treasury shares at 12/31/17	65,687,859	10.48	8.13	534	1.26514%
Treasury shares at 12/31/16	141,229,134	10.48	8.82	1,246	2.80339%
(*) Millions of euros
The following transactions involving treasury shares were carried out in 2018, 2017 and 2016:

Number of shares
Treasury shares at 12/31/15	141,639,159
Acquisitions	77,087,297
Employee share option plan	(2,869,334)
Capital reduction	(74,627,988)
Treasury shares at 12/31/16	141,229,134
Acquisitions	—
Employee share option plan	(3,518,795)
Capital reduction	(72,022,480)
Treasury shares at 12/31/17	65,687,859
Acquisitions	—
Employee share option plan	(191,739)
Other movements	—
Treasury shares at 12/31/18	65,496,120

There were no treasury shares purchases in 2018 and 2017 (668 million euros in 2016).
The most significant transaction with treasury shares in 2017 was the swap with Koninklijke KPN NV (hereinafter, KPN) by which Telefónica delivered 72.0 million of its treasury shares (representing 1.43% of its share capital) in exchange for 178.5 million shares of its subsidiary Telefónica Deutschland Holding AG, representing 6.0% of the share capital of the latter, amounting to 754 million euros (see Note 5).
On September 30, 2017, and September 30, 2018, the first and second cycles, respectively, of the Telefónica, S.A. long-term incentive plans called “Performance and Investment Plan 2014-2019” (PIP 2014-2019) and "Talent for the Future Share Plan (TFSP)" ended, which did not entail the delivery of any shares (see Note 24).
On July 31, 2017, the Global Employee Share Plan III matured and 3,187,055 treasury shares were delivered to the Group employees who met the requirements (see Note 24).
On June 30, 2016, the third phase of the Telefónica, S.A. long-term incentive plan called “Performance and Investment Plan 2011-2016” (PIP 2011-2016) ended, which did not entail the delivery of any shares to Telefónica Group managers.
On October 13, 2016, pursuant to the resolution of the share capital reduction, by the cancellation of treasury shares, as adopted by the Annual General Shareholders’ Meeting of Telefónica held on May 12, 2016, the public deed of this share capital reduction was registered. Therefore, 74,627,988 of the treasury shares of Telefónica, S.A. totaling 813 million euros were canceled.
The Company maintains a derivative financial instrument subject to net settlement on a notional equivalent of 21.7 million of Telefónica shares in 2018 (35.2 million shares in 2017), recognized under “Current financial liabilities” in the consolidated financial statements for both fiscal years.
i) Equity attributable to non-controlling interests
“Equity attributable to non-controlling interests” represents the share of non-controlling interests in the equity and income or loss for the year of fully consolidated Group companies. The movements in this balance for the 2018, 2017 and 2016 consolidated statements of financial position are as follows:

Millions of euros	Balance at 12/31/17	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/18
Telefônica Brasil, S.A.	5,018	—	—	(406)	556	(550)	(14)	4,604
Telefónica Deutschland Holding, A.G.	3,114	—	—	(238)	(88)	—	85	2,873
Colombia Telecomunicaciones, S.A., ESP	523	—	—	—	41	(19)	(22)	523
Telefónica Centroamericana Inversiones, S.L.	307	—	—	(28)	30	7	—	316
Telxius Telecom, S.A.	694	139	—	(231)	80	5	(10)	677
Other	42	—	1	(3)	—	(1)	1	40
Total	9,698	139	1	(906)	619	(558)	40	9,033

Millions of euros	Balance at 12/31/16	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/17
Telefônica Brasil, S.A.	5,756	25	—	(320)	336	(772)	(7)	5,018
Telefónica Deutschland Holding, A.G.	4,150	—	(671)	(229)	(140)	—	4	3,114
Colombia Telecomunicaciones, S.A., ESP	(88)	605	—	—	26	(4)	(16)	523
Telefónica Centroamericana Inversiones, S.L.	354	—	—	(22)	18	(43)	—	307
Telxius Telecom, S.A.	—	690	—	—	7	(3)	—	694
Other	56	—	—	(12)	(1)	(2)	1	42
Total	10,228	1,320	(671)	(583)	246	(824)	(18)	9,698

Millions of euros	Balance at 12/31/15	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/16
Telefônica Brasil, S.A.	4,644	—	—	(232)	257	1,099	(12)	5,756
Telefónica Deutschland Holding, A.G.	4,638	—	—	(263)	(217)	—	(8)	4,150
Colombia Telecomunicaciones, S.A., ESP	(30)	—	—	—	(32)	(7)	(19)	(88)
Telefónica Centroamericana Inversiones, S.L.	354	—	—	(28)	19	8	1	354
Other	59	1	(8)	(1)	3	3	(1)	56
Total	9,665	1	(8)	(524)	30	1,103	(39)	10,228

Note 4 contains the revenues, OIBDA, capital expenditure and the main items of the statement of financial position for the main segments of the Telefónica Group with non-controlling interests, namely Telefónica Brazil and Telefónica Germany. The detail of these figures for Colombia Telecomunicaciones is as follows:

Millions of euros
Colombia Telecomunicaciones	2018	2017	2016
Revenues	1,468	1,462	1,409
OIBDA	556	482	464
Depreciation and amortization	(385)	(357)	(296)
Operating income	171	125	168
Capital Expenditure	192	796	330
Fixed Assets	1,950	2,221	1,710
Total allocated assets	3,073	3,246	2,788
Total allocated liabilities	1,615	1,790	3,226

The statements of cash flows of these companies are as follows:

Millions of euros
Telefónica Brazil	2018	2017	2016
Net cash flow provided by operating activities	3,599	3,710	3,123
Net cash flow used in investing activities	(2,012)	(2,285)	(2,039)
Net cash flow used in financing activities	(1,660)	(1,653)	(1,218)
	(73)	(228)	(134)

Millions of euros
Telefónica Germany	2018	2017	2016
Net cash flow provided by operating activities	1,898	1,942	2,154
Net cash flow used in investing activities	(1,137)	(1,223)	(1,252)
Net cash flow used in financing activities	(569)	(706)	(1,323)
	192	13	(421)

Millions of euros
Colombia Telecomunicaciones	2018	2017	2016
Net cash flow provided by operating activities	344	324	198
Net cash flow used in investing activities	(167)	(684)	(278)
Net cash flow used in financing activities	(229)	407	70
	(52)	47	(10)

In 2018, “Sales of non-controlling interests and inclusion of companies” reflects the effect of the sale of 16.65% of the total share capital of Pontel to a subsidiary of the Pontegadea Group amounting to 378.8 million euros. This participation is equivalent to an indirect participation of 9.99% in the share capital of Telxius (see Note 5).
In 2017, “Sales of non-controlling interests and inclusion of companies” reflects the effect of the capital increase in Colombia Telecomunicaciones (see Note 2) and the sale of 40% of the total share capital of Telxius Telecom, S.A.U. to KKR amounting to 1,275 million euros. The swap agreement with KPN is particularly noteworthy, whereby Telefónica delivered 72.0 million of its treasury shares (representing 1.43% of its share capital) in exchange for 178.5 million shares of its subsidiary Telefónica Deutschland Holding AG, representing 6.0% of the share capital of the latter (see Note 5).